Shareholder Report, Line Graph (Details)	6 Months Ended	12 Months Ended	14 Months Ended	19 Months Ended	20 Months Ended	25 Months Ended	28 Months Ended	47 Months Ended
	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025
C000219258 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	2.18%	7.68%						1.63%
C000225367 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	1.74%	3.31%						1.21%
C000238207 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	4.04%	8.46%					10.15%
C000239899 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	3.37%	7.02%				8.03%
C000242803 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	3.10%	6.48%			8.51%
C000242862 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	1.63%	3.19%		3.32%
C000246586 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	0.11%	2.42%	4.34%
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.05%	2.08%		3.55%				0.14%
Bloomberg U S Universal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	0.66%	2.90%			4.01%	3.41%	4.25%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	0.18%	2.07%	3.90%
Bloomberg Municipal High Yield Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal High Yield Bond Index
Average Annual Return, Percent	1.75%	7.62%						1.87%
Bloomberg Custom Blend Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Custom Blend Benchmark
Average Annual Return, Percent	1.65%	6.79%						1.63%
Bloomberg Municipal 3 10 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal 3-10 Year Index
Average Annual Return, Percent	1.54%	1.77%						0.26%
Bloomberg Custom Blend Benchmark S000070976 [Member]
Account Value [Line Items]
Average Annual Return, Percent	1.41%	2.38%						0.64%
Morningstar LSTA Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA Leveraged Loan Index
Average Annual Return, Percent	4.37%	8.97%					10.76%
JP Morgan CLOIE AAA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JP Morgan CLOIE AAA Index
Average Annual Return, Percent	3.33%	6.94%				7.85%
Bloomberg California Municipal 0 2 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg California Municipal 0-2 Year Index
Average Annual Return, Percent	1.53%	3.07%		3.21%